other comprehensive income	6 Months Ended
Jun. 30, 2020
other comprehensive income
other comprehensive income

11   other comprehensive income

									Item never		Item never
									reclassified		reclassified
	Items that may subsequently be reclassified to income								to income		to income
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(e))
	Derivatives used to manage currency risk			Derivatives used to manage other market risks				Cumulative	Change in
		Prior period			Prior period			foreign	measurement		Employee
	Gains	(gains) losses		Gains	(gains) losses			currency	of investment	Accumulated	defined benefit
	(losses)	transferred to		(losses)	transferred to			translation	financial	other	plan	Other
Periods ended June 30 (millions)	arising	net income	Total	arising	net income	Total	Total	adjustment	assets	comp. income	re-measurements	comp. income
THREE-MONTH
Accumulated balance as at April 1, 2019			$(70)			$2	$(68)	$28	$—	$(40)
Other comprehensive income (loss)
Amount arising	$(36)	$54	18	$(5)	$1	(4)	14	11	—	25	$16	$41
Income taxes	$(4)	$9	5	$(2)	$1	(1)	4	—	—	4	8	12
Net			13			(3)	10	11	—	21	$8	$29
Accumulated balance as at June 30, 2019			$(57)			$(1)	$(58)	$39	$—	$(19)
Accumulated balance as at April 1, 2020			$294			$(7)	$287	$94	$12	$393
Other comprehensive income (loss)
Amount arising	$(250)	$127	(123)	$—	$(1)	(1)	(124)	(10)	—	(134)	$(901)	$(1,035)
Income taxes	$(43)	$16	(27)	$1	$(1)	—	(27)	—	—	(27)	(232)	(259)
Net			(96)			(1)	(97)	(10)	—	(107)	$(669)	$(776)
Accumulated balance as at June 30, 2020			$198			$(8)	$190	$84	$12	$286

SIX-MONTH
Accumulated balance as at January 1, 2019			$(19)			$—	$(19)	$22	$—	$3
Other comprehensive income (loss)
Amount arising	$(166)	$114	(52)	$5	$(6)	(1)	(53)	17	—	(36)	$49	$13
Income taxes	$(32)	$18	(14)	$1	$(1)	—	(14)	—	—	(14)	17	3
Net			(38)			(1)	(39)	17	—	(22)	$32	$10
Accumulated balance as at June 30, 2019			$(57)			$(1)	$(58)	$39	$—	$(19)
Accumulated balance as at January 1, 2020			$66			$(1)	$65	$42	$12	$119
Other comprehensive income (loss)
Amount arising	$420	$(230)	190	$(10)	$1	(9)	181	42	—	223	$(475)	$(252)
Income taxes	$100	$(42)	58	$(2)	$—	(2)	56	—	—	56	(122)	(66)
Net			132			(7)	125	42	—	167	$(353)	$(186)
Accumulated balance as at June 30, 2020			$198			$(8)	$190	$84	$12	$286
Attributable to:
Common Shares										$283
Non-controlling interests										3
										$286